Shareholder Fees (Vanguard STAR Fund, Vanguard STAR Fund - Investor Shares, USD $)	12 Months Ended
Oct. 31, 2011
Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	$ 20